Other information about investments - Subsidiaries - Corporate and other activities (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EGP (ج.م.)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 EUR (€)
Subsidiaries
Share capital		€ 4,005,000,000				€ 4,005,000,000
ENI SpA
Subsidiaries
Share capital		4,005,358,876				€ 4,005,358,876
Corporate and financial companies | Italy | Subsidiaries One [Member]
Subsidiaries
Company name	Agenzia Giornalistica Italia SpA
Registered office	Rome
Country of operation	Italy
Share capital		2,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Corporate and financial companies | Italy | Subsidiaries One [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Italy | Subsidiaries Two [Member]
Subsidiaries
Company name	D-Service Media Srl (in liquidation)
Registered office	Milan
Country of operation	Italy
Share capital		75,000
Consolidation or valuation method	Eq.
Corporate and financial companies | Italy | Subsidiaries Two [Member] | D-Share SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Italy | Subsidiaries Three [Member]
Subsidiaries
Company name	D-Share SpA
Registered office	Milan
Country of operation	Italy
Share capital		121,719.25
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Corporate and financial companies | Italy | Subsidiaries Three [Member] | AGI SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Italy | Subsidiaries Four [Member]
Subsidiaries
Company name	Eni Corporate University SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		3,360,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Corporate and financial companies | Italy | Subsidiaries Four [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Italy | Subsidiaries Five [Member]
Subsidiaries
Company name	Eni Energia Italia Srl
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		50,000
Consolidation or valuation method	Co.
Corporate and financial companies | Italy | Subsidiaries Five [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Italy | Subsidiaries Six [Member]
Subsidiaries
Company name	Eni Nuova Energia Srl
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		50,000
Consolidation or valuation method	Co.
Corporate and financial companies | Italy | Subsidiaries Six [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Italy | Subsidiaries Seven [Member]
Subsidiaries
Company name	Eni Trading & Shipping SpA (in liquidation)
Registered office	Rome
Country of operation	Italy
Share capital		334,171
Consolidation or valuation method	Co.
Corporate and financial companies | Italy | Subsidiaries Seven [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Italy | Subsidiaries Eight [Member]
Subsidiaries
Company name	EniProgetti SpA
Registered office	Venezia Marghera (VE)
Country of operation	Italy
Share capital		2,064,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Corporate and financial companies | Italy | Subsidiaries Eight [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Italy | Subsidiaries Nine [Member]
Subsidiaries
Company name	EniServizi SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		13,427,419.08
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Corporate and financial companies | Italy | Subsidiaries Nine [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Italy | Subsidiaries Ten [Member]
Subsidiaries
Company name	Serfactoring SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		5,160,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Corporate and financial companies | Italy | Subsidiaries Ten [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Italy | Subsidiaries Eleven [Member]
Subsidiaries
Company name	Servizi Aerei SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		48,205,536
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Corporate and financial companies | Italy | Subsidiaries Eleven [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Twelve [Member]
Subsidiaries
Company name	Banque Eni SA
Registered office	Bruxelles (Belgium)
Country of operation	Belgium
Share capital		50,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Twelve [Member] | Eni International BV
Subsidiaries
% Ownership	99.90%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Twelve [Member] | Eni Oil Holdings BV
Subsidiaries
% Ownership	0.10%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Thirteen [Member]
Subsidiaries
Company name	D-Share USA Corp.
Registered office	New York (USA)
Country of operation	USA
Share capital | $	$ 0
Consolidation or valuation method	Co.
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Thirteen [Member] | D-Share SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Fourteen [Member]
Subsidiaries
Company name	Eni Finance International SA
Registered office	Bruxelles (Belgium)
Country of operation	Belgium
Share capital | $	$ 1,480,365,336
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Fourteen [Member] | ENI SpA
Subsidiaries
% Ownership	33.61%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Fourteen [Member] | Eni International BV
Subsidiaries
% Ownership	66.39%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Fifteen [Member]
Subsidiaries
Company name	Eni Finance USA Inc
Registered office	Dover (USA)
Country of operation	USA
Share capital | $	$ 15,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Fifteen [Member] | Eni Petroleum Co Inc
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Sixteen [Member]
Subsidiaries
Company name	Eni Insurance DAC
Registered office	Dublin (Ireland)
Country of operation	Ireland
Share capital		500,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Sixteen [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Seventeen [Member]
Subsidiaries
Company name	Eni International BV
Registered office	Amsterdam (Netherlands)
Country of operation	Netherlands
Share capital		641,683,425
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Seventeen [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Eighteen [Member]
Subsidiaries
Company name	Eni International Resources Ltd
Registered office	London (United Kingdom)
Country of operation	United Kingdom
Share capital | £			£ 50,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Eighteen [Member] | ENI SpA
Subsidiaries
% Ownership	99.99%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Nineteen [Member]
Subsidiaries
Company name	Eni Next Llc
Registered office	Dover (USA)
Country of operation	USA
Share capital | $	$ 100
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Nineteen [Member] | Eni Petroleum Co Inc
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Twenty [Member]
Subsidiaries
Company name	EniProgetti Egypt Ltd
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital | ج.م.				ج.م. 50,000
Consolidation or valuation method	Eq.
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Twenty [Member] | ENI SpA
Subsidiaries
% Ownership	1.00%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Twenty [Member] | EniProgetti SpA
Subsidiaries
% Ownership	99.00%
Other activities | Italy | Subsidiaries One [Member]
Subsidiaries
Company name	Eni Rewind SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		281,857,871.44
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Other activities | Italy | Subsidiaries One [Member] | ENI SpA
Subsidiaries
% Ownership	99.99%
Other activities | Italy | Subsidiaries Two [Member]
Subsidiaries
Company name	Industria Siciliana Acido Fosforico - ISAF - SpA (in liquidation)
Registered office	Gela (CL)
Country of operation	Italy
Share capital		1,300,000
Consolidation or valuation method	Eq.
Other activities | Italy | Subsidiaries Two [Member] | Eni Rewind SpA
Subsidiaries
% Ownership	52.00%
Other activities | Italy | Subsidiaries Two [Member] | Third parties
Subsidiaries
% Ownership	48.00%
Other activities | Italy | Subsidiaries Three [Member]
Subsidiaries
Company name	Ing. Luigi Conti Vecchi SpA
Registered office	Assemini (CA)
Country of operation	Italy
Share capital		5,518,620.64
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Other activities | Italy | Subsidiaries Three [Member] | Eni Rewind SpA
Subsidiaries
% Ownership	100.00%
Other activities | Foreign (outside Italy) | Subsidiaries Four [Member]
Subsidiaries
Company name	Eni Rewind International BV
Registered office	Amsterdam (Netherlands)
Country of operation	Netherlands
Share capital		€ 20,000
Consolidation or valuation method	Eq.
Other activities | Foreign (outside Italy) | Subsidiaries Four [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Other activities | Foreign (outside Italy) | Subsidiaries Five [Member]
Subsidiaries
Company name	Oleodotto del Reno SA
Registered office	Coira (Switzerland)
Country of operation	Switzerland
Share capital | SFr					SFr 1,550,000
Consolidation or valuation method	Eq.
Other activities | Foreign (outside Italy) | Subsidiaries Five [Member] | Eni Rewind SpA
Subsidiaries
% Ownership	100.00%